Average Annual Total Returns - R6 Shares - JPMorgan Small Cap Blend Fund	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	Class R6 Return After Taxes on Distributions Past 1 Year	Class R6 Return After Taxes on Distributions Past 5 Years	Class R6 Return After Taxes on Distributions Past 10 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	25.29%	19.59%	14.54%	24.73%	16.56%	12.18%	15.35%	14.93%	11.28%	19.96%	13.26%	11.20%